Schedule of investments
Delaware Ivy VIP Energy
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.36%♦
Agriculture — 1.91%
Darling Ingredients †	36,531	$ 1,699,057
		1,699,057
Electrical Components & Equipment — 2.15%
Generac Holdings †	9,773	1,232,766
Sunrun †	51,378	677,162
		1,909,928
Industrials — 0.56%
Net Power †	44,020	501,388
		501,388
Integrated Oil & Gas — 15.85%
BP ADR	69,933	2,635,075
Equinor	45,640	1,223,809
Occidental Petroleum	14,320	930,657
Shell	204,095	6,761,961
Unit	69,111	2,557,107
		14,108,609
Oil & Gas — 0.80%
Kosmos Energy †	119,715	713,501
		713,501
Oil & Gas Drilling — 5.34%
Valaris †	63,134	4,751,465
		4,751,465
Oil & Gas Equipment & Services — 8.49%
Baker Hughes	68,404	2,291,534
Schlumberger	96,101	5,267,296
		7,558,830
Oil & Gas Exploration & Production — 47.60%
Chesapeake Energy	50,552	4,490,534
Chord Energy	31,283	5,575,882
ConocoPhillips	48,642	6,191,154
Diamondback Energy	22,410	4,440,990
EQT	112,032	4,153,026
Kimbell Royalty Partners	179,511	2,786,011
Parex Resources	187,511	2,995,635
Permian Resources	313,777	5,541,302
Talos Energy †	57,078	795,097
Tourmaline Oil	115,561	5,402,885
		42,372,516
Oil & Gas Refining & Marketing — 9.62%
Marathon Petroleum	21,070	4,245,605
Valero Energy	25,300	4,318,457
		8,564,062
Oil & Gas Storage & Transportation — 3.53%
Ardmore Shipping	24,892	408,727
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Oil & Gas Storage & Transportation (continued)
Enterprise Products Partners	93,662	$ 2,733,057
		3,141,784
Utilities — 0.51%
Spruce Power Holding †	114,039	452,735
		452,735
Total Common Stocks (cost $80,248,670)		85,773,875

Master Limited Partnerships — 2.81%
Black Stone Minerals	106,955	1,709,141
Natural Resource Partners	8,634	794,328
Total Master Limited Partnerships (cost $1,867,178)		2,503,469

Short-Term Investments — 2.34%
Money Market Mutual Funds — 2.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	520,533	520,533
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	520,533	520,533
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	520,532	520,532
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	520,532	520,532
Total Short-Term Investments (cost $2,082,130)		2,082,130

Total Value of Securities—101.51% (cost $84,197,978)		90,359,474
Liabilities Net of Receivables and Other Assets—(1.51%)		(1,342,787)
Net Assets Applicable to 16,105,529 Shares Outstanding—100.00%		$89,016,687
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV073 [0324] 0524 (3566285)    1